Segments information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segment information

The following tables summarize the Company’s segment information for the six months ended June 30, 2025 and 2024:

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Revenue from external customers	$2,089,041	$893,785	$74,497	$3,057,323

Less:
Cost of revenue	1,622,146	599,863	-	2,222,009
Segment gross profits/(loss)	466,895	293,922	74,497	835,314

Less:
Salary Expense	175,350	360,719	-	536,069
Other segment items	143,189	363,595	-	506,784
Segment profits/(loss)	148,356	(430,392)	74,497	(207,539)

Reconciliation of profit or loss
Less: Unallocated amounts
Professional fees				97,277
Other corporate expenses				27,153
Net loss before income taxes				(1,205,970)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Six Months Ended June 30, 2024
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$1,908,048	$-	$1,908,048

Less:
Cost of revenue	1,465,976	-	1,465,976
Segment gross profit	442,072	-	442,072

Less:
Salary Expense	600,994	24,849	625,844
Bad debt	20,553	-	20,553
Other Segment items	459,031	66,633	525,664
Segment loss	(638,507)	(91,482)	(729,989)

Reconciliation of profit or loss
Less: Unallocated amounts
Professional fees			894,985
Loss on debt extinguishment			448,000
Impairment loss on intangible assets			14,755,560
Other corporate income			(79,281)
Net loss before income taxes			(16,749,253)

Schedule of other significant items

Other Significant Items:

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$1,570	$1,372	$61,133	$63,767
Depreciation and amortization	$2,170	$11,027	$75,004	$88,201
Capital expenditure	$23,222	$-	$-	$23,222

	For the Six Months Ended June 30, 2024
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$38,326	$-	$14,486	$52,812
Depreciation and amortization	$2,245	$82	$3,304	$5,631
Capital expenditure	$1,151	$-	$-	$1,151

Schedule of disaggregated information of revenues by region

Disaggregated information of revenues by regions are as follows:

	For the Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Singapore	$2,220,450	$1,908,048
Malaysia	836,873	-
Total	$3,057,323	$1,908,048